UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            February 11, 2011
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 158565
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103  6779	    275347   SH		Sole		     275347
APACHE CORP			COMMON STOCKS	037411105  10491    87988    SH		Sole		     87988
BRUNSWICK CORP			COMMON STOCKS	117043109  4395	    234517   SH		Sole		     234517
CLOROX CO			COMMON STOCKS	189054109  7896	    124779   SH		Sole		     124779
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108  9396	    161198   SH		Sole		     161198
DEVON ENERGY CORP		COMMON STOCKS	25179M103  10797    137528   SH		Sole		     137528
FORTUNE BRANDS INC		COMMON STOCKS	349631101  5172	    85836    SH		Sole		     85836
KRAFT FOODS INC			COMMON STOCKS	50075N104  4486	    142379   SH		Sole		     142379
MASCO CORP			COMMON STOCKS	574599106  2168	    171217   SH		Sole		     171217
MATTEL INC			COMMON STOCKS	577081102  8076	    317586   SH		Sole		     317586
MEDTRONIC INC			COMMON STOCKS	585055106  8925	    240627   SH		Sole		     240627
MERCK & CO INC			COMMON STOCKS	58933Y105  9016	    250153   SH		Sole		     250153
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108  6837	    108831   SH		Sole		     108831
PEPSICO INC			COMMON STOCKS	713448108  12429    190253   SH		Sole		     190253
PFIZER INC			COMMON STOCKS	717081103  9019	    515092   SH		Sole		     515092
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109  9695	    165638   SH		Sole		     165638
TARGET CORP			COMMON STOCKS	87612E106  6625	    110183   SH		Sole		     110183
TRINITY INDS INC		COMMON STOCKS	896522109  6884	    258701   SH		Sole		     258701
WAL MART STORES INC		COMMON STOCKS	931142103  8876	    164583   SH		Sole		     164583
WALGREEN CO			COMMON STOCKS	931422109  10603    272153   SH		Sole		     272153